PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	December 31, 2018
	Plant and equipment (1)	Mineral properties subject to depletion (3)	Mineral properties not yet subject to depletion (2)(3)(5)	Exploration and evaluation assets	Total
	$	$	$	$	$
Cost
Balance, beginning of year	545,090	393,273	121,854	91,579	1,151,796
Additions	102,275	33,371	13,771	956	150,373
Disposals	(15,485)	—	—	(1,307)	(16,792)
Costs written off	(9,998)	—	—	—	(9,998)
Change in estimate of close down and restoration provision	—	3,269	—	—	3,269
Transfers	—	33,635	(33,635)	—	—
Balance, end of year	621,882	463,548	101,990	91,228	1,278,648

Accumulated depreciation
Balance, beginning of year	(315,261)	(177,906)	—	—	(493,167)
Charge for the year	(44,772)	(61,414)	—	—	(106,186)
Disposals	12,728				12,728
Write off	9,152	—	—	—	9,152
Balance, end of year	(338,153)	(239,320)	—	—	(577,473)

Net book value at December 31, 2018	283,729	224,228	101,990	91,228	701,175

9.	PROPERTY, PLANT AND EQUIPMENT (Continued)

	December 31, 2017
	Plant and equipment (1)	Mineral properties subject to depletion(3)	Mineral properties not yet subject to depletion(2)(3)(5)	Exploration and evaluation assets(4)	Total
	$	$	$	$	$
Cost
Balance, beginning of year	509,008	306,277	133,560	92,720	1,041,565
Additions	33,738	43,118	33,589	758	111,203
Disposals	(13,555)	—	—	(1,000)	(14,555)
Impairment reversal	24,357	—	—	—	24,357
Property write downs	—	(747)	—	(899)	(1,646)
Change in estimate of close down and restoration provision	(8,458)	(670)	—	—	(9,128)
Transfers	—	45,295	(45,295)	—	—
Balance, end of year	545,090	393,273	121,854	91,579	1,151,796

Accumulated depreciation
Balance, beginning of year	(276,170)	(101,567)	—	—	(377,737)
Charge for the year	(50,915)	(76,339)	—	—	(127,254)
Disposals	11,824	—	—	—	11,824
Balance, end of year	(315,261)	(177,906)	—	—	(493,167)

Net book value at December 31, 2017	229,829	215,367	121,854	91,579	658,629

(1)	Includes assets under construction of $44,858,000 at December 31, 2018 (December 31, 2017 - $17,307,000).

(2)	Includes assets under construction of $Nil at December 31, 2018 (December 31, 2017 - $3,715,000).

(3)
We converted Inferred Mineral Resources to Mineral Reserves at our Seabee Gold Operation and correspondingly have transferred $33,635,000 (December 31, 2017 - $45,295,000) from mineral properties not yet subject to depletion to being subject to depletion.

(4)
On January 16, 2017, we entered into an option agreement with Silver One Resources Inc. ("Silver One") in respect of our Candelaria project in the United States for consideration consisting of $1,000,000 worth of Silver One shares issued on January 20, 2017, and three annual installments of $1,000,000 worth of Silver One shares. Under the terms of this agreement, Silver One has three years to evaluate the Candelaria project. On January 19, 2019, we received the third installment of $1,000,000 worth of Silver One shares.

(5)	We have changed the presentation of the Pitarrilla project in all periods presented in the tables above from exploration and evaluation assets to mineral properties not yet subject to depletion.

Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit
A discounted cash flow analysis was performed using a discount rate of 10% and the following estimated metal prices;

9.	PROPERTY, PLANT AND EQUIPMENT (Continued)

	2017	2018	2019	2020	LT
Silver / oz	$17.93	$18.72	$19.14	$19.53	$19.65
Lead / lb	$1.01	$1.03	$1.02	$0.99	$0.94
Zinc / lb	$1.27	$1.31	$1.24	$1.18	$1.06